Supplement to the
Fidelity Advisor® Global Bond Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Investments Money Management, Inc. (FIMM), and other investment advisers serve as sub-advisers for the fund.

AGLBI-15-02  June 1, 2015
1.947010.106

Supplement to the

Fidelity Advisor® Global Bond Fund

Class A (FGBZX), Class T (FGBWX), Class C (FGBYX), and Institutional Class (FGBIX)

Classes of shares of Fidelity® Global Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 49.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

AGLB-AGLBIB-15-02  June 1, 2015
1.9857270.104

Supplement to the

Fidelity® Intermediate Municipal Income Fund (FLTMX)

A Class of shares of Fidelity Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 44.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

LIMB-15-01  June 1, 2015
1.832372.109

Supplement to the
Fidelity Advisor® Intermediate Municipal Income Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ALIMI-15-01  June 1, 2015
1.824643.114

Supplement to the

Fidelity Advisor® International Bond Fund

Class A (FINWX), Class T (FINTX), Class C (FINRX), and Institutional Class (FINOX)

Classes of shares of Fidelity® International Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section beginning on page 48.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

AIBZ-AIBZIB-15-02  June 1, 2015
1.9857274.104

Supplement to the

Fidelity Advisor® Intermediate Municipal Income Fund

Class A (FZIAX), Class T (FZITX), Class B (FZIBX), Class C (FZICX), and Institutional Class (FZIIX)

Classes of shares of Fidelity® Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 46.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ALIM-ALIMIB-15-01  June 1, 2015
1.832373.110

Supplement to the
Fidelity Advisor® International Bond Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

AIBZI-15-02  June 1, 2015
1.947011.106